Investments and Assets and Liabilities Held for Sale - Main Classes of Assets and Liabilities of Subsidiaries Related to Energy Business Unit Classified as Held for Sale (Detail) - BRL (R$)
R$ in Thousands
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	R$ 18,862	R$ 84,687	R$ 84,687	R$ 31,083
Trade accounts receivable	622,875		778,106
Total current assets	870,754	909,749	908,728
Non-current assets
Property, plant and equipment	512,065	689,451	689,451	694,453
Total non-current assets	753,992	1,475,114	1,475,114
Total assets	1,624,746	2,384,883	2,383,842
Current liabilities
Trade accounts payable	173,339	128,113	128,113
Labor payable	98,519	117,925	117,925
Tax liabilities	151,686	169,505	169,505
Other current liabilities	19,786		32,992
Total current liabilities	2,160,552	615,357	615,357
Non-current liabilities
Tax liabilities	362,277	395,784	395,784
Non-current liabilities	613,404	2,225,011	2,224,389
Capital	17	17	17
Reserves	1,094,656	1,068,195	1,068,195
Total equity	(1,149,210)	(455,485)	(455,904)	(737,056)	R$ (381,129)
Total liabilities and equity	1,624,746	2,384,883	2,383,842
Non-current liabilities	613,404	2,225,011	2,224,389
Capital	17	17	17
Reserves	1,094,656	1,068,195	1,068,195
Total equity	(1,149,210)	(455,485)	(455,904)	(737,056)	R$ (381,129)
Total liabilities and equity	1,624,746	R$ 2,384,883	2,383,842
Guatapara Energia SA [member]
Current assets
Cash and cash equivalents			763	39
Trade accounts receivable			1,305	690
Other current assets			745	1,114
Total current assets			2,814	3,056
Non-current assets
Property, plant and equipment			23,048
Total non-current assets			23,048	20,905
Total assets			25,862	23,961
Current liabilities
Trade accounts payable			2,168	3,310
Tax liabilities			178	382
Other current liabilities			3,072	2,301
Total current liabilities			5,418	5,993
Non-current liabilities
Capital			10,682	10,682
Reserves				483
Total equity			20,444	17,968
Total liabilities and equity			25,862	23,961
Capital			10,682	10,682
Reserves				483
Total equity			20,444	17,968
Total liabilities and equity			25,862	23,961
Estre Energia Renovavel Part. S.A. [member]
Current assets
Cash and cash equivalents			1,703	33
Total current assets			1,712	41
Non-current assets
Property, plant and equipment			8,754	23,253
Total non-current assets			32,833	33,160
Total assets			34,545	33,201
Current liabilities
Trade accounts payable			44	4
Labor payable			87	80
Tax liabilities			4	73
Other current liabilities			300	375
Total current liabilities			20,935	22,031
Non-current liabilities
Capital			12,000	12,000
Total equity			13,610	11,170
Total liabilities and equity			34,545	33,201
Capital			12,000	12,000
Total equity			13,610	11,170
Total liabilities and equity			34,545	R$ 33,201
Assets and liabilities classified as held for sale [member] | Guatapara Energia SA [member]
Current assets
Cash and cash equivalents	560		763
Trade accounts receivable	1,536		1,305
Intercompany trade accounts receivable Group Estre	1,427
Other current assets	823		746
Total current assets	4,346		2,814
Non-current assets
Property, plant and equipment	21,938		23,048
Other current assets	148
Total non-current assets	22,086		23,048
Total assets	26,432		25,862
Current liabilities
Trade accounts payable	1,785		2,167
Tax liabilities	360		178
Other current liabilities	2,672		3,072
Total current liabilities	4,817		5,417
Non-current liabilities
Capital	10,682		10,682
Reserves	10,933		9,763
Total equity	21,615		20,445
Total liabilities and equity	26,432		25,862
Capital	10,682		10,682
Reserves	10,933		9,763
Total equity	21,615		20,445
Total liabilities and equity	26,432		25,862
Assets and liabilities classified as held for sale [member] | Estre Energia Renovavel Part. S.A. [member]
Current assets
Cash and cash equivalents	1,095		2,721
Trade accounts receivable	1,323		2,180
Intercompany trade accounts receivable Group Estre	850
Other current assets	325		160
Total current assets	3,593		5,061
Non-current assets
Property, plant and equipment	53,693		57,605
Other current assets	16		16
Total non-current assets	53,709		57,621
Total assets	57,302		62,682
Current liabilities
Trade accounts payable	14,190		16,413
Labor payable	152		87
Tax liabilities	2,416		1,731
Loans from related parties with Group Estre	6,407		20,500
Other current liabilities	16,889		7,671
Total current liabilities	40,054		46,402
Non-current liabilities
Tax liabilities	2,737		2,670
Non-current liabilities	2,737		2,670
Capital	12,000		12,000
Reserves	2,511		1,610
Total equity	14,511		13,610
Total liabilities and equity	57,302		62,682
Non-current liabilities	2,737		2,670
Capital	12,000		12,000
Reserves	2,511		1,610
Total equity	14,511		13,610
Total liabilities and equity	R$ 57,302		R$ 62,682